Stock-Based Compensation - Summary Of RSU Activity (Details) - Restricted Stock Units (RSUs) - $ / shares			6 Months Ended
	Mar. 22, 2017	Sep. 30, 2013	Jun. 30, 2017
Number of Shares
Outstanding at Beginning of Period (in shares)			372,335
Granted (in shares)	372,335	372,335	691,585
Vested (in shares)			0
Exercised (in shares)			0
Forfeited (in shares)			0
Canceled (in shares)			(372,335)
Outstanding at End of Period (in shares)			691,585
Weighted Average Grant Date Fair Value
Outstanding at January 1, 2017 (in dollars per share)			$ 3.89
Granted (in dollars per share)		$ 3.89	13.65
Vested (in dollars per share)			0.00
Exercised (in dollars per share)			0
Forfeited (in dollars per share)			0.00
Canceled (in dollars per share)			3.89
Outstanding at June 30, 2017 (in dollars per share)			$ 13.65